Financial and capital risk management (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
hedge accounting

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments (hedge accounting).

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company has elected to adopt the new general hedge accounting model in IFRS 9 and designates certain derivatives as either:

Cash flow hedge

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within "Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

Critical accounting estimates and judgments

The fair values of financial instruments that are not traded in active markets are determined using valuation techniques. Vale uses its own judgment to choose between the various methods. Assumptions are based on the market conditions, at the end of the year. An analysis of the impact if actual results are different from management's estimates is present under “Sensitivity analysis of derivative financial instruments”.